Other commitments and contingencies (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Other commitments and contingencies
Monthly rent	€ 116
One-time payment for laboratory construction	696
Security deposit for lease	€ 413
Term of lease	10 years